CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	Jun. 30, 2014	May. 31, 2014	Apr. 30, 2014	Jan. 31, 2014
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance expenses	$ 491	$ 45	$ 8	$ 9	$ 33
Share, price per share	$ 4.46